Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Schedule of right-of-use assets composition and changes in lease liabilities
	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2022	$2,165	$913	$15	$3,093	$4,314
Additions to right-of-use assets	-	551	-	551	551
Termination lease	-	(52)	-	(52)	(59)
Depreciation expense	(433)	(583)	(8)	(1,024)
Exchange rate differences	-	-	-	-	(448)
Repayment of lease liabilities	-	-	-	-	(1,164)
As of December 31, 2022	$1,732	$829	$7	$2,568	$3,193

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2021	$2,599	$821	$20	$3,440	$4,665
Additions to right -of -use assets		845		845	845
Lease termination		(125)		(125)	(125)
Depreciation expense	(433)	(628)	(5)	(1,068)
Exchange rate differences					150
Repayment of lease liabilities					(1,221)
As of December 31, 2021	$2,165	$913	$15	$3,093	$4,314

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.75%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

Schedule of maturity analysis of lease liabilities
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,119	$907	$732	$683	$-	$3,441

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,307	$1,100	$849	$1,485	$31	$4,772